Severance And Retirement Plans (Schedule Of Fair Values Of Plan Assets) (Detail) In Thousands, unless otherwise specified	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2011 Equity Securities [Member] JPY (¥)	Mar. 31, 2011 Debt Securities [Member] JPY (¥)	Mar. 31, 2011 Life Insurance Company General Accounts [Member] JPY (¥)	Mar. 31, 2011 Other Investments [Member] JPY (¥)	Mar. 31, 2011 Level 1 [Member] JPY (¥)	Mar. 31, 2011 Level 1 [Member] Equity Securities [Member] JPY (¥)	Mar. 31, 2011 Level 1 [Member] Debt Securities [Member] JPY (¥)	Mar. 31, 2011 Level 1 [Member] Life Insurance Company General Accounts [Member] JPY (¥)	Mar. 31, 2011 Level 1 [Member] Other Investments [Member] JPY (¥)	Mar. 31, 2011 Level 2 [Member] JPY (¥)	Mar. 31, 2011 Level 2 [Member] Equity Securities [Member] JPY (¥)	Mar. 31, 2011 Level 2 [Member] Debt Securities [Member] JPY (¥)	Mar. 31, 2011 Level 2 [Member] Life Insurance Company General Accounts [Member] JPY (¥)	Mar. 31, 2011 Level 2 [Member] Other Investments [Member] JPY (¥)	Mar. 31, 2011 Level 3 [Member] JPY (¥)	Mar. 31, 2011 Level 3 [Member] Equity Securities [Member] JPY (¥)	Mar. 31, 2011 Level 3 [Member] Debt Securities [Member] JPY (¥)	Mar. 31, 2011 Level 3 [Member] Life Insurance Company General Accounts [Member] JPY (¥)	Mar. 31, 2011 Level 3 [Member] Other Investments [Member] JPY (¥)
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	$ 17,070	¥ 1,403,000	¥ 2,237,000	¥ 541,000	¥ 392,000	¥ 435,000	¥ 35,000						¥ 1,403,000	¥ 541,000	¥ 392,000	¥ 435,000	¥ 35,000